Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,131,000.00
Previously Paid Amount	0.00
Total Fee Amount	173.16
Total Offset Amount	0.00
Net Fee	173.16
Narrative - Max Aggregate Offering Price	$ 1,131,000.00
Final Prospectus	true